Note 18 - Components of Loans by Industry Classification (Detail) - Deutsche Bank AG [Member] - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Components of Loans by Industry Classification [Line Items]
Agriculture, forestry and fishing	€ 336	€ 386
Mining and quarrying	4,342	3,130
Manufacturing	28,359	30,564
Electricity, gas, steam and air conditioning supply	5,017	4,734
Water supply, sewerage, waste management and remediation activities	598	486
Construction	4,604	4,494
Wholesale and retail trade, repair of motor vehicles and motorcycles	22,481	22,127
Transport and storage	5,347	5,617
Accommodation and food service activities	2,749	1,865
Information and communication	9,940	8,082
Financial and insurance activities	133,350	116,298
Real estate activities	51,535	50,793
Professional, scientific and technical activities	6,623	6,958
Administrative and support service activities	9,496	9,385
Public administration and defense, compulsory social security	6,235	6,131
Education	313	281
Human health services and social work activities	4,170	4,432
Arts, entertainment and recreation	840	1,072
Other service activities	7,341	5,624
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	204,282	216,056
Activities of extraterritorial organizations and bodies	22	0
Gross loans	507,981	498,516
(Deferred expense)/unearned income	1,352	1,675
Loans less (deferred expense)/unearned income	506,629	496,841
Less: Allowance for loan losses	5,697	5,208
Total Loans	€ 500,932	€ 491,632